Accounts Receivable (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Allowance for doubtful accounts receivable	$ 100,600	$ 63,300